Consolidated Statements of Cash Flows - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net Earnings (Loss)		$ 3,142	$ 4,109
Depreciation, Depletion and Amortization		4,871	4,644
Deferred Income Tax Expense (Recovery)		(474)	(250)
Unrealized (Gain) Loss on Risk Management		12	52
Unrealized Foreign Exchange (Gain) Loss		550	(210)
Realized Foreign Exchange (Gain) Loss on Non-Operating Items		0	98
(Gain) Loss on Divestiture of Assets	[1]	(119)	20
Re-measurement of Contingent Payments		30	59
Unwinding of Discount on Decommissioning Liabilities		225	220
(Income) Loss From Equity-Accounted Affiliates		(66)	(51)
Distributions Received From Equity-Accounted Affiliates		172	149
Stock-Based Compensation, Net of Payments		(145)	(12)
Other		(34)	(25)
Settlement of Decommissioning Liabilities		(234)	(222)
Net Change in Non-Cash Working Capital		1,305	(1,193)
Cash From (Used in) Operating Activities		9,235	7,388
Investing Activities
Acquisitions, Net of Cash Acquired		(22)	(515)
Capital Investment		(5,015)	(4,298)
Proceeds From Divestitures		46	12
Net Change in Investments and Other		(80)	(125)
Net Change in Non-Cash Working Capital		(55)	(369)
Cash From (Used in) Investing Activities		(5,126)	(5,295)
Net Cash Provided (Used) Before Financing Activities		4,109	2,093
Financing Activities
Net Issuance (Repayment) of Short-Term Borrowings		5	58
Repayment of Long-Term Debt		0	(1,346)
Principal Repayment of Leases		(299)	(288)
Common Shares Issued Under Stock Option Plans		52	46
Purchase of Common Shares Under NCIB		(1,445)	(1,061)
Purchase of Common Shares Under Employee Benefit Plan		(43)	0
Redemption of Preferred Shares		(250)	0
Payment for Purchase of Warrants		0	(711)
Proceeds From Exercise of Warrants		26	18
Dividends Paid		(1,551)	(1,026)
Other		0	(3)
Cash From (Used in) Financing Activities		(3,505)	(4,313)
Effect of Foreign Exchange on Cash and Cash Equivalents		262	(77)
Increase (Decrease) in Cash and Cash Equivalents		866	(2,297)
Cash and Cash Equivalents, Beginning of Year		2,227	4,524
Cash and Cash Equivalents, End of Year		$ 3,093	$ 2,227

[1]	Revised presentation as of January 1, 2024. See Note 4.